Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 22,951	$ 12,372	$ 9,975
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of asset	51
Impairment of intangible asset		13,400
Depreciation and amortization	9,505	7,766	7,213
Write-off of unamortized debt issuance costs	335
Deferred income taxes	(1,826)	(9,640)	32
Stock-based compensation	1,614	120	629
Interest expense from debt issuance costs and amortization of discount note payable	1,272	1,254	1,997
Interest income on notes receivable from stockholders	(57)	(108)	(103)
Changes in operating assets and liabilities:
Trade accounts receivable	(3,646)	(5,392)	1,610
Prepaid expenses and other current assets	416	(94)	(664)
Other assets	(71)	372	(394)
Accrued salaries and benefits	2,150	2,542	(69)
Accounts payable	1,343	(3)	(255)
Other current liabilities	(1,223)	4,714	(1,882)
Income taxes payable	(40)	470
Deferred revenue	(27)	2,214
Estimated liability for appeals	3,928	450
Other liabilities	330	(1,452)	125
Net cash provided by operating activities	37,005	28,985	18,214
Cash flows from investing activities:
Purchase of property, equipment, and leasehold improvements	(11,356)	(6,111)	(4,921)
Purchase of perpetual software license and computer equipment	(837)
Net cash used in investing activities	(12,193)	(6,111)	(4,921)
Cash flows from financing activities:
Borrowing under notes payable	156,000
Borrowing under line of credit	4,500
Redemption of preferred stock	(60,286)
Repayment of notes payable	(103,416)	(13,948)	(9,967)
Repayment of line of credit	(12,698)
Debt issuance costs paid	(3,074)		(1,172)
Proceeds from exercise of stock options	175
Proceeds from issuance of stock	12,624
Repayment of promissory notes from stockholders	2,323
Income tax benefit from employee stock options	615
Payment to stockholders	(1,761)
Purchase of treasury stock	(1,225)
Payment of purchase obligation	(750)
Net cash used in financing activities	(6,973)	(13,948)	(11,139)
Net increase in cash and cash equivalents	17,839	8,926	2,154
Cash and cash equivalents at beginning of year	20,004	11,078	8,924
Cash and cash equivalents at end of year	37,843	20,004	11,078
Supplemental disclosures of cash flow information:
Cash paid for income taxes	18,037	15,830	6,209
Cash paid for interest	11,178	12,246	13,048
Cash paid as debt extinguisment	3,344
Supplemental disclosure of non-cash investing and financing activities:
Obligation to sellers of perpetual license	3,250
Issuance of common stock as part of debt issuance costs	$ 2,796